October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniVest Fund, Inc. (MVF)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$4,765	$ 5,086,287
Series F, 5.50%, 11/01/53	1,590	1,686,294
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	1,060	1,129,747
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	945	1,018,393
Mobile County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/54	5,325	5,408,022
Southeast Energy Authority A Cooperative District, RB, Series A-2, 5.65%, 01/01/53(a)	9,645	9,823,878
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,610	1,625,837
		25,778,458
Arizona — 1.4%
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.38%, 07/01/50	2,500	2,469,151
Series G, 5.00%, 07/01/47	715	676,732
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	895	900,084
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(b)	700	700,467
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,805	1,959,402
		6,705,836
Arkansas — 0.9%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	3,550	3,481,340
AMT, Sustainability Bonds, 5.70%, 05/01/53	810	841,778
		4,323,118
California — 3.7%
California Community Choice Financing Authority, RB(a)
Series B-2, Sustainability Bonds, 3.69%, 02/01/52	3,500	3,287,045
Series E-2, Sustainability Bonds, 4.90%, 02/01/54	3,045	3,039,180
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	715	740,425
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	5,395	4,220,300
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	565	582,042
Poway Unified School District, Refunding GO, 0.00%, 08/01/46(c)	10,000	3,769,325
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/51	2,880	2,628,668
		18,266,985
Colorado — 1.6%
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	1,025	987,989
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	3,300	3,341,006
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	395	433,524
Security	Par (000)	Value
Colorado (continued)
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	$2,000	$ 2,025,356
E-470 Public Highway Authority, Refunding RB, Series B, 3.98%, 09/01/39(a)	980	974,468
		7,762,343
Connecticut — 0.7%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	3,275	3,662,386
Delaware — 0.6%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,670	2,694,613
District of Columbia — 1.7%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	910	962,125
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.25%, 07/15/53	6,630	7,169,703
		8,131,828
Florida — 12.9%
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	720	722,421
5.00%, 05/01/48	2,160	2,049,743
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	3,370	3,733,127
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	2,115	1,908,921
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	3,300	3,086,767
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	910	973,107
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, 4.00%, 10/01/49	3,300	3,148,457
Series A, AMT, 5.00%, 10/01/38	1,800	1,882,745
Series A-1, AMT, (AGM), 4.00%, 10/01/45	6,400	5,928,467
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	3,300	3,034,046
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)(d)(e)	427	301,189
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	4,360	4,526,453
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/52	5,000	4,686,334
Lakewood Ranch Stewardship District, SAB
4.63%, 05/01/27	165	165,205
5.25%, 05/01/37	470	472,924
5.38%, 05/01/47	770	770,365
6.30%, 05/01/54	405	425,798
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	1,020	1,023,364
Series B-3, 4.13%, 11/15/29	1,060	1,052,628
Miami-Dade County Expressway Authority, Refunding RB, Series A, (AGM), 5.00%, 07/01/35	8,900	8,908,623
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	2,000	1,850,771

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/48	$605	$ 594,437
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	10,000	10,964,437
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	766,111
		62,976,440
Georgia — 2.5%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	375	370,704
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/49	1,855	1,972,300
Series A, 5.00%, 06/01/53(a)	4,130	4,367,195
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.93%, 12/01/53(a)	5,565	5,582,651
		12,292,850
Illinois — 7.3%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,785	2,786,485
Series D, 5.00%, 12/01/46	3,570	3,536,970
Series H, 5.00%, 12/01/36	865	870,160
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	865	876,643
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.25%, 01/01/42	330	352,324
Series A, AMT, Senior Lien, 5.25%, 01/01/43	170	181,102
City of Chicago Illinois Wastewater Transmission Revenue, Refunding RB, Series C, 2nd Lien, 5.00%, 01/01/39	1,000	1,000,730
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(f)	45	46,156
4.00%, 02/15/41	1,455	1,406,181
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	985	1,008,182
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	8,710	8,756,943
Series A, 5.00%, 01/01/45	1,000	1,057,957
Series A, 4.00%, 01/01/46	1,500	1,439,552
Metropolitan Pier & Exposition Authority, RB, CAB, (BAM-TCRS), 0.00%, 12/15/56(c)	8,755	1,973,486
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (BAM-TCRS), 0.00%, 12/15/54(c)	12,215	3,056,062
State of Illinois, GO, Series D, 5.00%, 11/01/27	6,965	7,326,642
		35,675,575
Kansas — 0.3%
City of Lenexa Kansas, Refunding RB, Series A, 5.00%, 05/15/43	1,530	1,502,040
Louisiana — 1.2%
Louisiana Public Facilities Authority, RB, AMT, 5.50%, 09/01/59	2,160	2,299,818
New Orleans Aviation Board, Refunding RB, Series B, AMT, 01/01/45(g)	3,325	3,527,094
		5,826,912
Maryland — 2.2%
City of Baltimore Maryland, Refunding RB, Series A, 4.50%, 09/01/33	545	535,967
Security	Par (000)	Value
Maryland (continued)
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	$4,935	$ 5,054,223
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	2,155	2,098,575
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	1,500	1,540,979
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,420	1,303,910
		10,533,654
Massachusetts — 1.0%
Commonwealth of Massachusetts, GOL, Series B, 3.00%, 04/01/49	2,680	2,094,767
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	1,895	1,908,421
Series A, 5.00%, 01/01/47	845	848,594
		4,851,782
Michigan — 2.2%
Michigan Finance Authority, RB, 4.00%, 02/15/44	5,000	4,727,441
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	1,200	1,134,961
4.00%, 11/15/46	2,640	2,427,184
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,775	1,802,844
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	490,048
		10,582,478
Minnesota — 1.2%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 5.50%, 07/01/52(b)	695	685,686
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	2,945	3,106,877
State of Minnesota, GO, Series A, 5.00%, 08/01/44	2,000	2,226,315
		6,018,878
Mississippi — 1.1%
Mississippi Development Bank, Refunding RB, Series A, (AGM), 4.00%, 03/01/41	3,000	2,858,851
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	2,500	2,399,370
		5,258,221
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.25%, 02/01/48	670	705,789
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	310	266,653
Nevada — 2.1%
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 4.00%, 06/01/43	2,730	2,619,195
Las Vegas Valley Water District, GOL, Series A, 4.00%, 06/01/51	7,875	7,566,251
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
		10,288,462
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire — 0.2%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	$1,113	$ 1,088,792
New Jersey — 8.0%
Casino Reinvestment Development Authority, Inc., Refunding RB, 5.25%, 11/01/44	1,400	1,400,000
New Jersey Economic Development Authority, ARB, Series A, AMT, 5.63%, 11/15/30	1,530	1,536,148
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,050	1,051,286
AMT, 5.38%, 01/01/43	10,000	10,019,516
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,500	2,370,394
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	470	457,997
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	2,040	1,991,343
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,615	2,649,703
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	3,755	3,678,447
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	780	787,005
Series AA, 5.00%, 06/15/44	4,450	4,461,872
Series S, Class BB, 4.00%, 06/15/50	1,000	954,252
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	7,260	4,126,217
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	3,050,480
Sub-Series B, 5.00%, 06/01/46	480	480,998
		39,015,658
New York — 13.6%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	2,145	2,144,779
City of New York, GO
Series D, 4.00%, 04/01/50	2,525	2,410,732
Series F-1, 4.00%, 08/01/41	3,355	3,346,273
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,435	4,047,753
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	3,535	3,412,210
Series A, 6.25%, 06/01/41(b)	3,100	3,100,947
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,145	1,145,162
Series 1, 4.00%, 02/15/43	4,250	4,169,509
Series A, Sustainability Bonds, 3.00%, 11/15/51	415	305,350
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	3,850	4,162,147
Series A, 4.00%, 03/15/41	3,750	3,754,246
Series A, 4.00%, 03/15/54	3,525	3,405,575
Series E, 4.00%, 03/15/49	5,000	4,755,853
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	3,325	3,165,613
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	905	970,126
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,975	2,053,980
AMT, 4.00%, 04/30/53	1,175	999,631
AMT, Sustainability Bonds, 5.38%, 06/30/60	9,950	10,274,364
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 12/31/54(g)	$4,080	$ 4,303,952
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	1,785	1,804,499
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 5.13%, 06/01/51	2,740	2,677,999
		66,410,700
North Carolina — 2.0%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.88%, 12/01/41(a)	9,935	9,921,844
North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	640	675,947
Series A, (AGM), 5.00%, 12/01/53	1,125	1,179,824
		1,855,771
Ohio — 2.8%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	950	871,609
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,795	3,422,429
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	525	585,856
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 3.47%, 12/01/42(a)	4,665	4,597,501
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	4,420	3,983,843
		13,461,238
Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,625	1,663,502
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	4,070	4,457,898
Series A, 4.00%, 01/01/48	6,000	5,736,646
		11,858,046
Oregon — 0.4%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	2,000	2,015,426
Pennsylvania — 13.6%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	1,330	1,424,311
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/42(b)	4,270	4,371,376
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB
Series B, (AGM), 4.50%, 09/01/48	2,785	2,838,451
Series B, (AGM), 5.50%, 09/01/53	5,565	6,109,134
Geisinger Authority, Refunding RB
4.00%, 04/01/50	5,000	4,709,564
Series A-1, 4.00%, 02/15/47	5,670	5,275,589
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,000	1,013,410
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	4,000	3,687,719
Class B, 4.00%, 05/01/52	4,585	4,203,906
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	1,095	1,120,003
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 01/01/40	4,170	3,980,456

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	$2,565	$ 2,589,988
AMT, 5.50%, 06/30/43	985	1,047,484
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 11/01/54(g)	5,000	5,185,500
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	3,500	3,192,550
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	6,555	6,836,206
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 5.00%, 12/01/37	940	1,005,857
Series A-1, Subordinate, 5.00%, 12/01/46	2,555	2,570,399
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	2,440	2,571,570
Pittsburgh School District, GOL, (SAW), 3.00%, 09/01/41	2,315	1,940,885
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	710	786,283
		66,460,641
Puerto Rico — 4.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,376	3,330,883
Series A-1, Restructured, 5.00%, 07/01/58	10,392	10,404,520
Series A-2, Restructured, 4.78%, 07/01/58	3,133	3,099,154
Series A-2, Restructured, 4.33%, 07/01/40	3,889	3,848,210
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,365	2,040,763
		22,723,530
South Carolina — 1.2%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,235	3,495,207
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	2,190	2,239,089
		5,734,296
Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	1,035	982,344
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,010	2,185,120
		3,167,464
Texas — 6.7%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	790	804,965
7.88%, 11/01/62	685	716,737
Aubrey Independent School District, GO, (PSF-GTD), 4.00%, 02/15/52	1,500	1,398,830
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/34	2,080	2,080,113
AMT, 5.00%, 11/15/52	1,550	1,614,037
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	2,135	2,136,105
City of Hutto Texas, GOL, (BAM), 4.25%, 08/01/54	2,365	2,233,489
Dallas Independent School District, Refunding GO, (PSF-GTD), 4.00%, 02/15/53	1,600	1,547,719
Security	Par (000)	Value
Texas (continued)
Del Valle Independent School District Texas, GO, (PSF- GTD), 4.00%, 06/15/47	$2,795	$ 2,701,432
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	665	643,807
Fort Worth Independent School District, GO, (PSF- GTD), 4.00%, 02/15/48	1,695	1,620,751
Gunter Independent School District, GO, (PSF-GTD), 4.00%, 02/15/53	1,575	1,471,913
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	3,070	3,250,187
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	3,250	3,133,199
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	5,740	6,073,156
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,315	1,411,978
		32,838,418
Utah — 1.1%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	270	275,110
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/48	1,150	1,209,499
Series A, AMT, 5.50%, 07/01/53	1,325	1,434,294
County of Utah, RB, Series B, 4.00%, 05/15/47	2,650	2,506,398
		5,425,301
Virginia — 2.1%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	724	641,340
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	1,739	1,278,159
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,665	3,544,354
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,975	4,997,820
		10,461,673
Washington — 1.5%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.47%, 01/01/40(a)	1,325	1,304,978
Washington Health Care Facilities Authority, Refunding RB
4.00%, 09/01/50	2,000	1,778,529
Series A, 5.00%, 08/01/44	1,750	1,796,776
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.08%, 03/20/40(a)	1,779	1,713,742
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	425	444,305
Series A, 5.00%, 07/01/48	400	411,217
		7,449,547
West Virginia — 1.0%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	5,000	4,710,321
Wisconsin — 0.5%
Public Finance Authority, RB(b)
Series A, 5.00%, 06/01/36	200	182,257
Series A, 5.00%, 06/01/51	680	548,194
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund, Inc. (MVF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(b) (continued)
Series A, 5.00%, 06/01/61	$870	$ 686,728
Public Finance Authority, Refunding RB, Series B, AMT, 5.00%, 07/01/42	1,000	1,000,311
		2,417,490
Wyoming — 0.4%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,690	1,541,440
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	500	491,951
		2,033,391
Total Municipal Bonds — 113.2% (Cost: $547,673,559)		553,154,848
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Florida — 1.8%
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	8,260	8,976,261
Massachusetts — 4.4%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	19,995	21,427,994
Missouri — 1.9%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	10,008	9,197,669
New York — 9.0%
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	6,627	7,115,779
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	10,005	9,546,201
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,267,473
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	16,736	16,857,305
		43,786,758
Oregon — 2.4%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	10,557	11,292,492
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series A, AMT, 4.95%, 07/01/30	600	599,995
		11,892,487
Pennsylvania — 4.0%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	8,052	8,473,647
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	10,005	10,803,786
		19,277,433
South Carolina — 4.4%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	19,995	21,550,548
Security	Par (000)	Value
Texas — 5.7%
Harris County Health Facilities Development Corp., Refunding RB, Series B, 5.75%, 07/01/27(j)	$13,000	$ 13,481,832
North Fort Bend Water Authority, Refunding RB, Series A, 4.00%, 12/15/58	15,945	14,498,708
		27,980,540
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.6% (Cost: $162,748,513)		164,089,690
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.3%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	1,655	1,649,485
Total Non-Agency Mortgage-Backed Securities — 0.3% (Cost: $1,655,000)		1,649,485
Total Long-Term Investments — 147.1% (Cost: $712,077,072)		718,894,023

	Shares
Short-Term Securities
	Money Market Funds — 7.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(k)(l)	35,909,429	35,913,020
	Total Short-Term Securities — 7.3% (Cost: $35,913,020)	35,913,020
	Total Investments — 154.4% (Cost: $747,990,092)	754,807,043
	Liabilities in Excess of Other Assets — (1.4)%	(6,643,147)
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.6)%	(105,689,817)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.4)%	(153,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 488,874,079

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	When-issued security.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund, Inc. (MVF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 500,584	$ 35,412,436 (a)	$ —	$ —	$ —	$ 35,913,020	35,909,429	$ 82,258	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 553,154,848	$ —	$ 553,154,848
Municipal Bonds Transferred to Tender Option Bond Trusts	—	164,089,690	—	164,089,690
Non-Agency Mortgage-Backed Securities	—	1,649,485	—	1,649,485
Short-Term Securities
Money Market Funds	35,913,020	—	—	35,913,020
	$35,913,020	$718,894,023	$—	$754,807,043
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(105,039,543)	$—	$(105,039,543)
VMTP Shares at Liquidation Value	—	(153,600,000)	—	(153,600,000)
	$—	$(258,639,543)	$—	$(258,639,543)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniVest Fund, Inc. (MVF)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation